1933 Act/Rule 497(j)


                                            December 1, 2004

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

RE:      Phoenix Partner Select Funds
         Registration No. 333-5039

To the Commission Staff:

         In accordance with Rule 497(j) of the Securities Act of 1933, as amended, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) did not differ from those contained in the registration statement for such registrant, filed electronically on November 23, 2004.


                                            Very truly yours,
                                            /s/ Matthew A. Swendiman
                                            Matthew A. Swendiman
                                            Phoenix Life Insurance Company